Consolidated statement of changes in equity - GBP (£) £ in Millions		Total	Total equity excluding non-controlling interests	Called up share capital and share premium		Other equity instruments		Other reserves		Retained earnings	Non-controlling interests
Beginning balance, equity at Dec. 31, 2022		£ 69,260	£ 68,292	£ 4,373		£ 13,284		£ (2,192)		£ 52,827	£ 968
Changes in equity [abstract]
Profit after tax		5,323	5,259			985				4,274	64
Currency translation movements		(1,101)	(1,101)					(1,101)
Fair value through other comprehensive income reserve		194	194					194
Cash flow hedges		3,528	3,528					3,528
Retirement benefit remeasurements		(855)	(855)							(855)
Own credit reserve		(710)	(710)					(710)
Total comprehensive income for the year		6,379	6,315			985		1,911		3,419	64
Employee share schemes and hedging thereof		621	621	124						497
Issue and redemption of other equity instruments		(380)	(68)			(30)				(38)	(312)
Other equity instruments coupons paid		(985)	(985)			(985)
Movement in treasury shares		(285)	(285)					(285)
Vesting of shares under employee share schemes		(229)	(229)					277		(506)
Dividends paid		(1,274)	(1,210)							(1,210)	(64)
Repurchase of shares		(1,257)	(1,257)	(209)				209		(1,257)
Other reserve movements		14	10			5		3		2	4
Ending balance, equity at Dec. 31, 2023		71,864	71,204	4,288	[1]	13,259	[1]	(77)	[2]	53,734	660
Changes in equity [abstract]
Profit after tax		6,356	6,307			991	[1]			5,316	49
Currency translation movements		(46)	(46)					(46)	[2]
Fair value through other comprehensive income reserve		(507)	(507)					(507)	[2]
Cash flow hedges		777	777					777	[2]
Retirement benefit remeasurements		(303)	(303)							(303)
Own credit reserve		(822)	(822)					(822)	[2]
Total comprehensive income for the year		5,455	5,406			991	[1]	(598)	[2]	5,013	49
Employee share schemes and hedging thereof		977	977	103	[1]	0				874
Issue and redemption of other equity instruments		(1,251)	(1,251)			(1,155)	[1]			(96)
Other equity instruments coupons paid		(991)	(991)			(991)	[1]
Movement in treasury shares		(269)	(269)					(269)	[2]
Vesting of shares under employee share schemes		(240)	(240)					268	[2]	(508)
Dividends paid		(1,270)	(1,221)							(1,221)	(49)
Repurchase of shares		(1,760)	(1,760)	(205)	[1]	0		205	[2]	(1,760)
Other reserve movements		(34)	(34)	0		(29)	[1]	3	[2]	(8)
Ending balance, equity at Dec. 31, 2024		72,481	71,821	4,186	[1]	12,075	[1]	(468)	[2]	56,028	660
Changes in equity [abstract]
Profit after tax		7,213	7,172			997	[1]			6,175	41
Currency translation movements		(1,132)	(1,132)					(1,132)	[2]
Fair value through other comprehensive income reserve		773	773					773	[2]
Cash flow hedges		2,264	2,264					2,264	[2]
Retirement benefit remeasurements		(14)	(14)							(14)
Own credit reserve		63	63					63	[2]
Total comprehensive income for the year		9,167	9,126			997	[1]	1,968	[2]	6,161	41
Employee share schemes and hedging thereof		1,277	1,277	150	[1]	0				1,127
Issue and redemption of other equity instruments		647	647			651	[1]			(4)
Other equity instruments coupons paid		(997)	(997)			(997)	[1]
Redemption of preference shares		(270)	(59)							(59)	(211)
Movement in treasury shares	[3]	(308)	(308)					(379)	[2]	71
Vesting of shares under employee share schemes		(282)	(282)					343	[2]	(625)
Dividends paid		(1,254)	(1,213)							(1,213)	(41)
Repurchase of shares		(2,241)	(2,241)	(158)	[1]	0		158	[2]	(2,241)
Other reserve movements		16	13	0		(1)	[1]	6	[2]	8	3
Ending balance, equity at Dec. 31, 2025		£ 78,236	£ 77,784	£ 4,178	[1]	£ 12,725	[1]	£ 1,628	[2]	£ 59,253	£ 452

[1]	For further details refer to Note 27.
[2]	For further details refer to Note 28.
[3]	The movement in treasury shares of £71m reflects the difference between the release price and the purchase price of the treasury shares transferred to retained earnings.